UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 1999
                                                 ---------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:    28-_____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:           85
                                                 -------------

Form 13F Information Table Value Total:          $ 149,374.56
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE



                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



ADC Telecom                       000886101      3,035,341      63,650      X                                              X

Abbott Labs                       002824100      3,036,385      64,862      X                                              X

American Express Co.              025816109      4,677,619      39,725      X                                              X

American Home Prod                026609107        219,371       3,362      X                                              X

Automatic Data                    053015103        854,146      20,644      X                                              X
Processing

BP Amoco PLC                      055622104        236,643       2,343      X                                              X

Baltimore Gas & Elec              059165100        248,472       9,792      X                                              X

Bank of New York                  064057102      5,347,574     148,800      X                                              X

Bankers Trust N Y                 066365107        977,369      11,075      X                                              X

Bell Atlantic                     077853109        248,413       4,806      X                                              X

Bell South                        079860102        204,321       5,100      X                                              X

Bristol Myers                     110122108        329,603       5,140      X                                              X
Squibb Co.

Carnival Corp. C1 A               143658102      1,626,860      33,500      X                                              X

Cendant Corp.                     151313103      1,526,366      95,769      X                                              X

COLUMN TOTALS                                   22,568,482     508,568




Chase Manhattan Corp.             16161A108      1,185,959      14,574      X                                              X

Chevron                           166751107      1,897,031      21,375      X                                              X

Cisco Systems                     17275R102     20,970,578     191,402      X                                              X

Citigroup Inc.                    172967101      2,059,841      32,248      X                                              X

Coca Cola                         191216100      1,003,481      16,350      X                                              X

Colgate Palmolive                 194162103        349,600       3,800      X                                              X

Computer Sciences                 205363104      1,283,121      23,250      X                                              X

Conseco, Inc.                     208464107      2,335,478      75,643      X                                              X

Conseco Financing                 20847D205        374,344      15,125      X                                              X
Trust V 8.7% Pfd

Covance Inc                       222816100        694,245      27,700      X                                              X

DeVRY Inc.                        251893103        472,700      16,300      X                                              X

Diamond Offshore                  25271C102      1,257,094      39,750      X                                              X

Walt Disney Co.                   254687106      1,986,740      63,831      X                                              X

DuPont E 1                        263534109      2,989,374      51,485      X                                              X

Electronic Data Systems           285661104        787,967      16,184      X                                              X

COLUMN TOTALS                                   39,647,552     609,017


Ericsson Tel ADR                  294821400      2,456,763     103,169      X                                              X

Exxon                             302290101        757,423      10,734      X                                              X

FelCor Lodging Trust              31430F101        943,172      40,675      X                                              X

GTE Corporation                   362320103        355,438       5,875      X                                              X

General Electric                  369604103     12,472,416     112,745      X                                              X

Gillette Co.                      375766012        378,263       6,364      X                                              X

Glaxo Wellcome PLC                37733W105        207,508       3,100      X                                              X
Spons ADR

Health Care                        42191510        677,063      23,550      X                                              X
Properties

Hewlett-Packard Co.               428236103        233,955       3,450      X                                              X

Intel Corp.                       458140100      4,976,464      41,863      X                                              X

Johnson & Johnson                 478160104        376,618       4,028      X                                              X

K Mart Corp.                      482584109      1,298,804      77,250      X                                              X

Kimberly Clark Corp.               49436810        413,705       8,630      X                                              X

LTC Properties                    502175102        647,657      53,415      X                                              X

COLUMN TOTALS                                   26,195,248     494,848


Lear Corp.                        521865105      1,366,016      32,000      X                                              X

Eli Lilly & Co.                    53245710      1,048,206      12,350      X                                              X

Lowes Cos.                        548661107        387,200       6,400      X                                              X

Lucent Technologies               549463107        229,176       2,122      X                                              X

MD ST Hlth & Hghr Ed              574216VCS        204,912     200,000      X                                              X
(Broadmead)
4.9%, 7/1/04

McDonalds Corp.                   580135101      2,778,049        61,308    X                                              X

Mediplex Cvt                      584945AB5        434,000       620,000    X                                              X
6.5%, 8/1/03

Meditrust Paired Shr              58501T306        720,036        57,890    X                                              X

Merck & Co.                       589331107      2,453,908        30,626    X                                              X

Mercury Interactive               589405109      1,503,375        42,200    X                                              X

Micros Systems Inc.               594901100        330,000        10,000    X                                              X

Mobil Corp.                       607059102      1,757,888        19,976    X                                              X

Motorola Inc.                     620076109      3,409,421        46,545    X                                              X

Mutual Risk Mgmt.                 628351108      3,475,241        90,266    X                                              X

COLUMN TOTALS                                   20,097,429     1,231,683


Nationwide Health                 638620104        506,350        26,650    X                                              X
Properties Inc.

Nextel Communication              65332V103        615,300        16,800    X                                              X

Pepsico                           713448108        512,579        13,080    X                                              X

Pfizer Inc.                        71708110      1,730,906        12,475    X                                              X

Philip Morris Cos.                718154107      1,614,249        45,875    X                                              X

Proctor & Gamble                  742718109        486,654         4,969    X                                              X

Rite Aid                          767754104      1,880,000        75,200    X                                              X

SBC Communications                78387G103        333,147         7,060    X                                              X

Sara Lee Corporation               80311110        252,896        10,218    X                                              X

Schering-Plough Corp.             806605101      4,243,974        76,814    X                                              X

Schlumberger Ltd.                 806857108      1,823,155        30,291    X                                              X

Service Master Co.                81760N109      2,353,586       115,866    X                                              X

Sonat, Inc.                       835415100        848,700        28,290    X                                              X

Southdown, Inc.                   841297104      2,557,267        47,632    X                                              X

Staples Inc.                      855030102      5,976,116       181,783    X                                              X

COLUMN TOTALS                                   25,734,879       693,003


Superior Telecom Inc.             868365107        902,848        47,833    X                                              X

Sylvan Learning                   871399101      1,382,438        50,500    X                                              X
Systems

TVA 6.75%, 6/1/28                 880591300        264,750        10,590    X                                              X
Ser D Pfd P 6/03

Teva Pharm Inds ADR               881624209      1,767,065        37,250    X                                              X

Texaco, Inc.                      881694103        380,225         6,700    X                                              X

Thermo Electron Corp.             883556102      1,218,853        89,866    X                                              X

TOTAL ADS                         89151E109        997,350        16,350    X                                              X

Transocean Offshore               893817106        217,538         7,550    X                                              X

Unum Corp.                        903192102        884,672        18,600    X                                              X

Viacom Inc. Cl B                  925524308      2,123,631        25,300    X                                              X

Wachovia Corp.                    929771103        316,633         3,900    X                                              X

Wal-Mart                          931142103      4,300,570        46,650    X                                              X

Royal Caribbean                   V7780T103        374,400         9,600    X                                              X

COLUMN TOTALS                                   15,130,973       370,689
                                                ----------       -------

REPORT TOTALS                                  149,374,563     3,907,808
                                               ===========     =========



